11. Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

The Company has adopted the provisions of ASC 718 - Compensation which requires companies to measure the cost of employee services received in exchange for equity instruments based on the grant date fair value of those awards and to recognize the compensation expense over the requisite service period during which the awards are expected to vest.

On December 29, 2008, the Company adopted the Pacific Entertainment Corporation 2008 Stock Option Plan (the “Plan”), which provides for the issuance of qualified and non-qualified stock options to officers, directors, employees and other qualified persons. The Plan is administered by the Board of Directors of the Company or a committee appointed by the Board of Directors. The number of shares of the Company’s common stock initially reserved for issuance under the Plan was 110,000. On September 2, 2011, the shareholders holding a majority of the Company’s outstanding common stock adopted an amendment to the Company’s 2008 Stock Option Plan to increase the number of shares of common stock issuable under the plan to 500,000.

The following schedule summarizes the changes in the Company’s stock option plan during the three months ended March 31, 2014:

	Options Outstanding	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	Number of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share

Balance at December 31, 2013	37,150	$6.00 - 55.00	3.55 years	$–	$32.00
Options Granted	–
Options Exercised	–
Options Expired	–
Balance at March 31, 2014	37,150	$6.00 - 55.00	3.31 years	$–	$32.00

Exercisable March 31, 2014	37,150	$6.00 - 55.00	3.31 years	$–	$32.00
Exercisable December 31, 2013	37,150	$6.00 - 55.00	3.41 years	$–	$32.00

During the three months ended March 31, 2014 and 2013, the Company recognized stock based compensation expense of $0 and $58,279, respectively.

The Company has adopted the provisions of ASC 718 - Compensation which requires companies to measure the cost of employee services received in exchange for equity instruments based on the grant date fair value of those awards and to recognize the compensation expense over the requisite service period during which the awards are expected to vest.

On December 29, 2008, the Company adopted the Pacific Entertainment Corporation 2008 Stock Option Plan (the “Plan”), which provides for the issuance of qualified and non-qualified stock options to officers, directors, employees and other qualified persons. The Plan is administered by the Board of Directors of the Company or a committee appointed by the Board of Directors. The number of shares of the Company’s common stock initially reserved for issuance under the Plan was 110,000. On September 2, 2011, the shareholders holding a majority of the Company’s outstanding common stock adopted an amendment to the Company’s 2008 Stock Option Plan to increase the number of shares of common stock issuable under the plan to 500,000.

2012 Activity

On January 1, 2012 and April 1, 2012, the Company issued two Stock Option Grants to an employee for the purchase of up to 250 shares of common stock each, which were fully vested as of March 31, 2012 and June 30, 2012, respectively, with a life of five years and an exercise price of $50.00. The Company’s calculation of the fair market value of the stock-based award that was granted was $1,265 for all of the options granted. The full value of the options was expensed in 2012.

On May 2, 2012, pursuant to an employment agreement with the Chief Financial Officer, the Company issued an option to purchase up to 2,000 shares of common stock. The option fully vests on December 31, 2014, has a five year term and an exercise price of $44.00. The Company’s calculation of the fair market value of the stock-based award that was granted was $11,588 for all of the options granted. The amount expensed in 2012 was $2,897.

On July 6, 2012, the Company issued an option to purchase 1,000 shares of common stock pursuant to a services agreement with a consultant. The option is fully vested as of July 6, 2012, has a five year term and an exercise price of $44.00. The Company’s calculation of the fair market value of the stock-based award that was granted was $6,889 for all of the options granted. The full value of the options was expensed in 2012.

On December 31, 2012 the Company issued Stock Option Grant notices to nineteen employees and service providers under the 2008 Stock Option Plan, as amended.  Options to purchase 7,550 shares of common stock at an average exercise price of $15.00 per share were granted with a 5 year life, fully vesting on December 31, 2012. The Company’s calculation of the average fair market value of the stock-based award that was granted was $13,794 for all of the options granted. The full value of the options was expensed in 2012.

As of December 31, 2012, options to purchase up to 2,550 shares of the Company’s common stock previously issued in 2009 through 2012 expired due to the termination of employees.

The Company used the Black-Scholes valuation model to estimate the grant date fair value of the options granted in 2012. The Company used the following assumptions for the 2012 valuations:

Risk-free interest rate	.64% - .89%
Expected life in years	5
Dividend yield	0.0%
Expected volatility	59.15% - 67.62%

2013 Activity

On May 15, 2013, Stock Option Grant Notices were issued to each of five officers to purchase up to 7,500 shares of common stock, vesting on the grant date, at an exercise price of $20.00 per share. The options have expiration dates five years from the grant date.

On May 15, 2013, options to purchase up to 2,500 shares of common stock were issued to an employee, vesting on the date of grant, at an exercise price of $20.00 per share. The options have an expiration date five years from the date of the grant notice.

On May 15, 2013, pursuant to amendments to employment agreements with Messrs. Moeller, Meader, Larry Balaban and Howard Balaban, Stock Option Grant Notices previously granted to each employee to purchase up to 20,000 shares of common stock expiring on January 20, 2014 were cancelled effective immediately.

On September 10, 2013 Stock Option Grant Notice was issued to an employee to purchase up to 1,000 shares of common stock, vesting on the grant date, at an exercise price of $44.00. The options have an expiration date five years from the date of the grant notice.

On November 15, 2013, in connection with the Merger, the Company and Klaus Moeller entered into an agreement to terminate Mr. Moeller’s employment agreement dated as of October 29, 2013. Under the terms of the Moeller Employment Termination Agreement, Mr. Moeller agreed to cancel options to purchase an aggregate of up to 19,500 shares of the Common Stock.

Also, on November 15, 2013, in connection with the Merger, the Company and certain of our pre-Merger officers agreed to cancel outstanding options to purchase up to an aggregate of 58,500 shares of Common Stock.

As of December 31, 2013, options to purchase up to 4,300 shares of the Company’s common stock previously issued in 2009 through 2013 expired due to the termination of employees.

The Company used the Black-Scholes valuation model to estimate the grant date fair value of the options granted in 2013. The Company used the following assumptions for the 2013 valuations:

Risk-free interest rate	0.84%
Expected life in years	5
Dividend yield	0.0%
Expected volatility	69.09%

The following schedule summarizes the changes in the Company’s stock option plan during 2013 and 2012:

	Options Outstanding Number	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share

Balance at December 31, 2011	149,950	$18.00 - 55.00	4.47 years	$–	$43.00
Options Granted	11,050	$6.00 – 50.00	5.18 years		26.00
Options Exercised	–	–	-		–
Options Expired	(2,550)	$18.00 – 55.00	-		–
Balance at December 31, 2012	158,450	$6.00 – 55.00	3.55 years	$–	$42.00
Options Granted	41,000	$20.00 – 44.00	4.35 years		21.00
Options Exercised	–	–	-		–
Options Expired	(162,300)	$6.00 – 55.00	-		–
Balance at December 31, 2013	37,150	$6.00 – 55.00	3.55 years	$–	$32.00

Exercisable December 31, 2012	130,450	$6.00 – 55.00	2.81 years	$–	$41.00
Exercisable December 31, 2013	37,150	$6.00 – 55.00	3.41 years	$–	$32.00

During the year ended December 31, 2013 and 2012, the Company recognized stock based compensation expense of $316,685 and $264,122, respectively.